Fees Summary	Aug. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,504,000
Previously Paid Amount	0.00
Total Fee Amount	4,210.86
Total Offset Amount	0.00
Net Fee	4,210.86
Narrative - Max Aggregate Offering Price	$ 27,504,000
Final Prospectus	true